Employee Benefit Plan	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plan
Employee Benefit Plan
Wilson Bank has in effect a 401(k) plan (the “401(k) Plan”) which covers eligible employees. To be eligible an employee must have obtained the age of 20.5. The provisions of the 401(k) Plan provide for both employee and employer contributions. For the years ended December 31, 2018, 2017 and 2016, Wilson Bank contributed $2,383,000, $2,145,000 and $2,006,000, respectively, to the 401(k) Plan.